Occupational healthcare obligation (Tables)	12 Months Ended
Dec. 31, 2024
Legal proceedings provision [abstract]
Schedule of estimated costs and discounted using a risk-free rate

Figures in million - SA rand	Note	2024	2023	2022
Balance at beginning of the year		400	825	1,017
Interest charge	5.2	38	70	85
Change in estimate recognised in profit or loss[1]		(76)	(365)	(211)
Payments made		(26)	(130)	(66)
Balance at the end of the year		336	400	825
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation		336	400	825
Current portion of occupational healthcare obligation		(2)	—	(44)
Non-current portion of occupational healthcare obligation		334	400	781
1The gain is mainly due to the decrease in the take-up rate and an increase in the discount rate